Document and Entity Information	Total
Prospectus [Line Items]
Document Type	497
Document Period End Date	Jul. 27, 2020
Entity Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 19, 2020
Document Effective Date	Jul. 27, 2020
Prospectus Date	Jul. 27, 2020
American Conservative Values ETF | American Conservative Values ETF
Prospectus [Line Items]
Trading Symbol	ACVF
American Conservative Values Small-Cap ETF | American Conservative Values Small-Cap ETF
Prospectus [Line Items]
Trading Symbol	ACVS